Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 10, 2016
Registrant Name	GPS Funds I
Central Index Key	0001131042
Amendment Flag	false
Document Creation Date	Feb. 10, 2016
Document Effective Date	Feb. 10, 2016
Prospectus Date	Jul. 31, 2015
Institutional Shares Prospectus | GuideMark® Large Cap Core Fund | Institutional Shares
Prospectus:
Trading Symbol	GILGX
Institutional Shares Prospectus | GuideMark® Emerging Markets Fund | Institutional Shares
Prospectus:
Trading Symbol	GILVX
Institutional Shares Prospectus | GuideMark® World ex-US Fund | Institutional Shares
Prospectus:
Trading Symbol	GIWEX
Service Shares Prospectus | GuideMark® Large Cap Core Fund | Service Shares
Prospectus:
Trading Symbol	GMLGX
Service Shares Prospectus | GuideMark® Emerging Markets Fund | Service Shares
Prospectus:
Trading Symbol	GMLVX
Service Shares Prospectus | GuideMark® World ex-US Fund | Service Shares
Prospectus:
Trading Symbol	GMWEX